SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)								3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 18, 2024	Jul. 15, 2024	Jul. 11, 2024 shares	Jul. 09, 2024	Mar. 22, 2024 USD ($)	Feb. 22, 2024	Dec. 06, 2021 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 20, 2024 USD ($)
Excess of FDIC insurance limit for cash								$ 870,992		$ 870,992		$ 250,000
Cash, Uninsured Amount												586,013	$ 0
Allowance for credit losses								0		0		0	0
Depreciation										54,384	$ 21,817	6,502
Accumulated depreciation								60,887		60,887		6,503
Revenues								1,425,589	$ 1,724,293	2,095,853	1,769,440	3,668,926
Net loss of non-controlling interest								(3,963)	(60,687)	223,844	(122,756)	227,061	(294,411)
Net loss of non-controlling interest								3,963	$ 60,687	(223,844)	$ 122,756	(227,061)	294,411
Reverse stock split	1-for-10
Payment received from related party												4,197	$ 45,556
Inventory adjustments								$ 0		$ 0
Number of reportable segments | Integer										1
Reclassification [Member]
Excess of FDIC insurance limit for cash												586,446
Inventory adjustments												$ 0
Subsequent Event [Member]
Shares new issues | shares			2,000
Reverse stock split	1-for-10	1-for-10		reverse stock split at a ratio of 1-for-10		the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares												114,000	0
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares												15,198	70,000
Customers Via Website [Member]
Revenues												$ 3,668,926	$ 0
Rollover Agreement [Member] | MGO Team LLC [Member]
Non-controlling interest, percentage							11.82%
Shares new issues | shares							8,881,800
Rollover Agreement [Member] | M G O Team 1 L L C [Member]
Non-controlling interest, percentage							11.82%
Shares new issues | shares							881,800
License Agreement [Member]
Payment due														$ 1,500,000
Payment received from related party					$ 2,000,000